Fair Value Measurement - Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Marketable securities	$ 9.0	$ 14.9
Fair Value, Measurements, Recurring [Member]
Assets:
Marketable securities	9.0	14.9
Liabilities:
Contingent consideration	363.1	181.6
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Marketable securities	9.0	14.9
Liabilities:
Contingent consideration
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Marketable securities
Liabilities:
Contingent consideration
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Marketable securities
Liabilities:
Contingent consideration	$ 363.1	$ 181.6